REVENUE AND COST OF SALES	12 Months Ended
Dec. 31, 2023
REVENUE AND COST OF SALES
REVENUE AND COST OF SALES

17. REVENUE AND COST OF SALES

The Company’s revenues for the year ended December 31, 2023 and 2022, are all attributable to Mexico, from shipments of concentrate from the Avino Mine.

	2023	2022
Concentrate sales	$43,199	$43,648
Provisional pricing adjustments	690	539
	$43,889	$44,187

Cost of sales consists of changes in inventories, direct costs including personnel costs, mine site costs, energy costs (principally diesel fuel and electricity), maintenance and repair costs, operating supplies, external services, third party transport fees, depreciation and depletion, and other expenses for the periods. Direct costs include the costs of extracting co-products.

Cost of sales is based on the weighted average cost of inventory sold for the periods and consists of the following:

	2023	2022
Production costs	$32,872	$26,749
Write down of equipment	414	330
Depreciation and depletion	2,784	2,046
	$36,070	$29,125